Concentrations Of Credit, Customer And Supplier Risk	12 Months Ended
Dec. 31, 2011
Concentrations Of Credit, Customer And Supplier Risk [Abstract]
Concentrations Of Credit, Customer And Supplier Risk
5.  Concentrations of Credit, Customer and Supplier Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash equivalents, short-term investments, long-term investments and trade receivables. The Company generally invests its excess cash in money market funds, commercial paper of corporations with high credit ratings, municipal bonds and treasury bills. The Company's cash, cash equivalents, short and long-term investments were approximately $19.8 million as of December 31, 2011 which exceeded the amount insured by the Federal Deposit Insurance Corporation ("FDIC").  The Company has not experienced any significant losses on its cash equivalents or short and long-term investments.

The Company performs ongoing credit evaluations of its customers and generally requires no collateral. Customers who accounted for 10% or more of net accounts receivable are as follows:

	December 31,
	2011	2010	2009

Avnet, Inc.	28%	24%	16%
Excelpoint Systems Pte Ltd.	27%	24%	31%
Answer Technology, Inc.	12%	17%	20%

The Company analyzes the need for reserves for potential credit losses and records reserves when necessary. Through fiscal 2011, there were no direct end customers that accounted for more than 10% of net revenues. Sales to the following distributors accounted for 10% or more of net revenues from continuing operations:

	Years Ended December 31,
	2011	2010	2009

Excelpoint Systems Pte Ltd.	24%	27%	25%
Avnet, Inc.	24%	23%	12%
Answer Technology, Inc.	18%	18%	12%
Promate Electronics Co., Ltd.	* %	* %	15%

*	Less than 10%

Currently, the Company relies on single source suppliers for the significant majority of its product inventory. As a result, should the Company's current suppliers not produce and deliver inventory for the Company to sell on a timely basis, operating results may be adversely impacted.